UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7303
Global Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	November 30, 2005

Item 1. Schedule of Investments

Global Growth Portfolio                                                                                                              as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Advertising — 1.9%
Havas Advertising	332,000	$1,493,115
		$1,493,115
Aerospace and Defense — 3.3%
Precision Castparts Corp.	16,000	815,840
Thales SA	40,000	1,776,158
		$2,591,998
Automobiles — 2.2%
Toyota Motor Corp.	35,200	1,702,109
		$1,702,109
Beverage-Manufacturing — 0.2%
Cott Corp. (1)	14,000	192,920
		$192,920
Biotechnology — 2.4%
Amgen, Inc. (1)	6,000	485,580
Arena Pharmaceuticals, Inc. (1)	12,000	129,360
Celgene Corp. (1)	13,500	822,420
Medimmune, Inc. (1)	13,000	466,830
		$1,904,190
Broadcasting — 1.0%
Central European Media Enterprises, Ltd. (1)	14,000	757,120
		$757,120
Building and Construction — 2.0%
Aker Kvaerner ASA (1)	15,200	811,291
Martin Marietta Materials, Inc.	10,500	788,655
		$1,599,946
Business Services — 2.9%
Altran Technologies SA (1)	99,500	1,125,814
Gartner, Inc. (1)	40,000	539,200
Greenfield Online, Inc. (1)	15,955	80,892
MoneyGram International, Inc.	20,000	517,600
		$2,263,506
Chemicals — 4.5%
BASF AG	25,500	1,879,203
Ecolab, Inc.	14,000	465,780
Kingboard Chemical Holdings, Ltd.	492,000	1,176,166
		$3,521,149

Commercial Banks — 6.2%
ABN AMRO Holdings NV	76,691	$1,885,335
HSBC Holdings PLC	116,000	1,852,470
Raiffeisen International Bank Holding AG (1)	18,900	1,168,425
		$4,906,230
Computer Peripherals — 0.6%
Synaptics, Inc. (1)	18,000	484,380
		$484,380
Computer Software & Services — 2.0%
Compuware Corp. (1)	63,000	581,490
Kanbay International, Inc. (1)	14,800	245,088
Magma Design Automation, Inc. (1)	40,000	338,000
PDF Solutions, Inc. (1)	25,000	391,000
		$1,555,578
Computers and Business Equipment — 1.1%
Bull SA (1)	845,000	840,752
		$840,752
Diversified Telecommunication Services — 2.5%
KT Corp. ADR	70,000	1,528,100
PanAmSat Holding Corp.	18,000	436,500
		$1,964,600
Education — 1.0%
Bright Horizons Family Solutions, Inc. (1)	1,100	38,918
Career Education Corp. (1)	6,000	223,800
DeVry, Inc. (1)	23,500	545,670
		$808,388
Energy Services — 2.6%
British Energy Group PLC (1)	130,000	1,048,370
Vestas Wind Systems A/S (1)	66,000	980,821
		$2,029,191
Engineering and Construction — 0.4%
Caterpillar, Inc.	2,177	125,787
Foster Wheeler, Ltd. (1)	5,000	174,150
		$299,937
Enterprise Software — 0.5%
i2 Technologies, Inc. (1)	29,000	398,750
		$398,750
Entertainment — 2.7%
PartyGaming PLC (1)	270,000	551,578
Sportingbet PLC	260,000	1,607,646
		$2,159,224

Financial Services — 7.6%
Diamond Lease Co., Ltd.	45,200	$2,102,247
E*Trade Financial Corp. (1)	107,000	2,088,640
Nomura Holdings, Inc.	106,400	1,770,197
		$5,961,084
Gaming Equipment — 0.0%
WMS Industries, Inc. (1)	1,364	33,868
		$33,868
Generic Drugs — 1.3%
Par Pharmaceutical Cos., Inc. (1)	8,000	212,880
Shire PLC ADR	22,000	803,880
		$1,016,760
Hardware-Networking — 1.0%
Atheros Communications, Inc. (1)	79,000	765,510
		$765,510
Health Care-Providers and Services — 2.4%
Caremark Rx, Inc. (1)	12,000	616,680
DaVita, Inc. (1)	11,000	577,390
Omnicare, Inc.	2,000	113,900
WellPoint, Inc. (1)	7,400	568,542
		$1,876,512
Hotels, Restaurants & Leisure — 0.3%
Wynn Resorts, Ltd. (1)	5,000	279,150
		$279,150
Insurance — 4.0%
Admiral Group PLC	54,000	413,551
PartnerRe, Ltd.	9,500	648,660
Prudential PLC	196,500	1,787,248
PXRE Group, Ltd.	25,000	318,250
		$3,167,709
Internet Services — 2.5%
CheckFree Corp. (1)	18,000	843,300
Google, Inc., Class A (1)	2,700	1,093,473
		$1,936,773
Internet Software & Services — 0.2%
eResearch Technology, Inc. (1)	15,000	194,100
		$194,100
Medical Products — 1.7%
Henry Schein, Inc. (1)	11,000	469,150
I-Flow Corp. (1)	8,482	111,199
Mentor Corp.	15,000	731,100
		$1,311,449

Mining — 3.6%
Arch Coal, Inc.	19,400	$1,494,576
Eldorado Gold Corp. (1)	65,000	260,650
Foundation Coal Holdings, Inc.	6,000	213,420
Gammon Lake Resources, Inc. (1)	20,000	179,400
Simmer and Jack Mines, Ltd. (1)	5,593,585	718,389
		$2,866,435
Oil & Gas Equipment — 1.1%
Trico Marine Services, Inc. (1)	35,826	892,426
		$892,426
Oil and Gas-Exploration and Production — 0.6%
Pride International, Inc. (1)	15,000	446,850
		$446,850
Oil Companies-Exploration & Production — 6.0%
Amerada Hess Corp.	10,500	1,286,460
BP PLC	165,000	1,812,651
Parallel Petroleum Corp. (1)	13,000	213,330
Range Resources Corp.	12,000	446,880
Vintage Petroleum, Inc.	19,000	995,220
		$4,754,541
Personal Products — 2.0%
Oriflame Cosmetics SA	45,000	1,180,337
Procter & Gamble Co. (The)	7,000	400,330
		$1,580,667
Pharmaceuticals — 0.7%
Ligand Pharmaceuticals, Inc., Class B (1)	48,000	532,200
		$532,200
Publishing — 4.1%
Promotora de Informaciones S.A. (Prisa)	96,000	1,648,643
Trinity Mirror PLC	150,000	1,572,936
		$3,221,579
Refining — 0.3%
Tesoro Corp.	5,000	275,350
		$275,350
Retail-Food and Drug — 1.6%
Nestle SA ADR	6,000	444,985
Walgreen Co.	18,000	822,240
		$1,267,225
Retail-Specialty — 5.1%
American Eagle Outfitters, Inc.	18,000	409,680
Men’s Wearhouse, Inc., (The) (1)	8,000	234,400
Mitsukoshi, Ltd.	337,000	1,691,153

Tesco PLC	315,000	$1,646,880
Under Armour, Inc., Class A (1)	931	21,069
		$4,003,182
Semiconductor Equipment — 0.9%
Advanced Energy Industries, Inc. (1)	3,209	42,872
Cabot Microelectronics Corp. (1)	7,500	231,975
Teradyne, Inc. (1)	15,000	219,450
Tessera Technologies, Inc. (1)	7,500	206,250
		$700,547
Semiconductors — 0.4%
Cirrus Logic, Inc. (1)	43,000	325,080
		$325,080
Software — 0.6%
Satyam Computer Services, Ltd. ADR	14,000	493,360
		$493,360
Telecommunication Equipment — 4.1%
Novatel Wireless, Inc. (1)	67,000	912,540
Palm, Inc. (1)	32,600	925,188
Research in Motion, Ltd. (1)	13,200	806,916
Tandberg ASA	65,000	570,764
		$3,215,408
Trading Company — 2.0%
Mitsui and Co., Ltd.	127,000	1,559,891
		$1,559,891
Transportation — 2.2%
American Commercial Lines, Inc. (1)	5,404	158,067
BAA PLC	143,000	1,570,307
		$1,728,374
Wireless Communication Services — 2.4%
NII Holdings, Inc. (1)	42,000	1,824,900
OAO Vimpel-Communications ADR (1)	2,000	90,660
		$1,915,560
Total Common Stocks (identified cost $66,943,202)		$77,794,673

Warrants — 0.0%

Security	Shares	Value
— 0.0%
Kingboard Chemical-Strike: 20 Expires: 12/31/06 (1)	49,200	$12,848
		$12,848
Total Warrants (identified cost $0)		$12,848
Total Investments — 98.7% (identified cost $66,943,202)		$77,807,521
Other Assets, Less Liabilities — 1.3%		$1,046,721
Net Assets — 100.0%		$78,854,242

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	39.5%	$31,151,175
United Kingdom	18.6%	14,667,517
Japan	11.2%	8,825,597
France	6.6%	5,235,839
Bermuda	2.4%	1,898,180
Netherlands	2.4%	1,885,335
Germany	2.4%	1,879,203
Spain	2.1%	1,648,643
Republic of Korea	1.9%	1,528,100
Canada	1.8%	1,439,886
Norway	1.8%	1,382,055
Hong Kong	1.5%	1,189,014
Sweden	1.5%	1,180,337
Austria	1.5%	1,168,425
Denmark	1.3%	980,821
South Africa	0.9%	718,389
India	0.6%	493,360
Switzerland	0.6%	444,985
Russia	0.1%	90,660

The Portfolio did not have any open financial instruments at November 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$66,943,202
Gross unrealized appreciation	$12,372,447
Gross unrealized depreciation	(1,508,128)
Net unrealized appreciation	$10,864,319

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	January 19, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	January 19, 2006